Accrued Warranties (Tables)	6 Months Ended
Jun. 24, 2012
Product Warranties Disclosures [Abstract]
Schedule of Accrued Expenses
Accrued expenses as of December 31 consisted of the following:

	At December 31,
	2011	2010
	(In thousands)
Warranty	$6,212	$6,217
Fixed asset purchases	2,614	1,626
Severance	253	303
Incentive compensation	4,184	3,415
Marketing	1,968	1,015
Professional fees	2,528	878
Sales tax	2,048	1,684
Payroll costs	1,910	1,195
Other	4,966	4,405
	$26,683	$20,738

Schedule of Product Warranty Liability
Accrued Warranties
The activity in the warranty reserve account was as follows:

	At December 31,
	2011	2010	2009
	(In thousands)
Liability, beginning of period	$6,217	$6,223	$6,219
Provision for warranties	3,914	2,647	2,800
Warranty claims	(3,919)	(2,653)	(2,796)
Liability, end of period	$6,212	$6,217	$6,223
The activity in the warranty reserve account was as follows:

Six Months Ended
June 24, 2012
(In thousands)
Liability, beginning of period	$6,212
Provision for warranties	1,589
Warranty claims	(1,322)
Liability, end of period	$6,479